MARKETABLE EQUITY SECURITIES - Additional Information (Details) $ in Thousands	1 Months Ended	3 Months Ended	12 Months Ended
	Sep. 30, 2017 vessel shares	Dec. 31, 2017 USD ($) vessel	Dec. 31, 2018 USD ($) shares	Dec. 31, 2017 USD ($) vessel shares	Dec. 31, 2016 USD ($)
Debt and Equity Securities, FV-NI [Line Items]
Equity securities sold (in shares) | shares			26,700
Proceeds from sale of marketable securities			$ 224	$ 0
Cash compensation			400
Additions during the year			0	6,740
Fair value of investment		$ 16,300	$ 12,033	$ 16,300	$ 6,524
Supramax Vessels [Member]
Debt and Equity Securities, FV-NI [Line Items]
Number of vessels sold | vessel	6	6		6
Number of vessels sold under partial share consideration | vessel	1	1		1
Consideration shares received (in shares) | shares	910,802			910,802